Schedule of Investments (unaudited)
April 30, 2025
 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 2.0%
Wireless Telecommunication Services — 2.0%
Etihad Etisalat Co.	1,301,660	$21,792,945

Consumer Discretionary — 13.6%
Automobiles — 4.3%
Mahindra & Mahindra Ltd.	1,377,117	47,713,266 (a)
Broadline Retail — 3.7%
MercadoLibre Inc.	17,262	40,235,133 *
Textiles, Apparel & Luxury Goods — 5.6%
Titan Co. Ltd.	1,540,319	61,538,820 (a)

Total Consumer Discretionary		149,487,219
Consumer Staples — 3.2%
Beverages — 1.7%
Eastroc Beverage Group Co. Ltd., Class A Shares	491,600	19,355,882 (a)
Personal Care Products — 1.5%
Proya Cosmetics Co. Ltd., Class A Shares	1,230,760	16,171,760 (a)

Total Consumer Staples		35,527,642
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Reliance Industries Ltd.	4,464,461	74,129,358 (a)

Financials — 15.6%
Banks — 12.9%
Al Rajhi Bank	2,207,976	57,358,723 (a)
Kotak Mahindra Bank Ltd.	1,797,745	46,985,554 (a)
Shinhan Financial Group Co. Ltd.	1,046,432	37,818,053 (a)
Total Banks		142,162,330
Capital Markets — 2.7%
B3 SA - Brasil Bolsa Balcao	12,759,600	29,970,215

Total Financials		172,132,545
Health Care — 11.0%
Health Care Equipment & Supplies — 0.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	290,500	8,785,855 (a)
Health Care Providers & Services — 10.2%
Apollo Hospitals Enterprise Ltd.	745,917	61,653,000 (a)
Dr Sulaiman Al Habib Medical Services Group Co.	476,259	36,355,031 (a)
Odontoprev SA	7,586,820	14,277,550
Total Health Care Providers & Services		112,285,581

Total Health Care		121,071,436
Industrials — 6.8%
Electrical Equipment — 3.6%
Contemporary Amperex Technology Co. Ltd., Class A Shares	1,251,168	40,004,364 (a)
Machinery — 3.2%
Shenzhen Inovance Technology Co. Ltd., Class A Shares	3,577,446	35,213,796 (a)

Total Industrials		75,218,160
Information Technology — 32.4%
Electronic Equipment, Instruments & Components — 2.2%
Delta Electronics Inc.	2,340,000	24,519,001 (a)
See Notes to Schedule of Investments.

Martin Currie SMASh Series EM Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

IT Services — 3.1%
	Tata Consultancy Services Ltd.	826,137	$33,722,837 (a)
Semiconductors & Semiconductor Equipment — 14.3%
	MediaTek Inc.	939,000	39,901,023 (a)
	SK Hynix Inc.	447,412	55,824,981 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,188,000	61,996,004 (a)
Total Semiconductors & Semiconductor Equipment			157,722,008
Technology Hardware, Storage & Peripherals — 12.8%
	Quanta Computer Inc.	3,885,000	29,186,805 (a)
	Samsung Electronics Co. Ltd.	1,178,979	46,000,858 (a)
	Samsung Electronics Co. Ltd., Registered Shares, GDR	66,864	65,108,079 (a)
Total Technology Hardware, Storage & Peripherals			140,295,742

Total Information Technology			356,259,588
Materials — 6.3%
Construction Materials — 3.8%
	UltraTech Cement Ltd.	301,929	41,606,593 (a)
Metals & Mining — 2.5%
	Antofagasta PLC	1,273,888	27,956,150 (a)

Total Materials			69,562,743
Total Investments before Short-Term Investments (Cost — $980,375,855)			1,075,181,636
	Rate
Short-Term Investments — 4.2%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $45,956,815)	4.162%	45,956,815	45,956,815 (b)(c)
Total Investments — 101.8% (Cost — $1,026,332,670)			1,121,138,451
Liabilities in Excess of Other Assets — (1.8)%			(20,225,058)
Total Net Assets — 100.0%			$1,100,913,393

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated Companies was $45,956,815 and the cost was $45,956,815 (Note 2).

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Martin Currie SMASh Series EM Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Martin Currie SMASh Series EM Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Martin Currie SMASh Series EM Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$21,792,945	—	—	$21,792,945
Consumer Discretionary	40,235,133	$109,252,086	—	149,487,219
Financials	29,970,215	142,162,330	—	172,132,545
Health Care	14,277,550	106,793,886	—	121,071,436
Other Common Stocks	—	610,697,491	—	610,697,491
Total Long-Term Investments	106,275,843	968,905,793	—	1,075,181,636
Short-Term Investments†	45,956,815	—	—	45,956,815
Total Investments	$152,232,658	$968,905,793	—	$1,121,138,451

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2025. The following transactions were effected in such company for the period ended April 30, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$17,950,556	$408,400,004	408,400,004	$380,393,745	380,393,745

Martin Currie SMASh Series EM Fund 2025 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$353,727	—	$45,956,815

Martin Currie SMASh Series EM Fund 2025 Quarterly Report